Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Total lease cost	$ 18,593	$ 7,149	$ 33,500	$ 22,493
Early termination options reasonably certain to be exercised	0	0	4,200	1,600
Right-of-use assets obtained in exchange for lease obligations	$ 1,100	5,300	4,900	8,200
Impairment of right-of-use assets			$ 5,731	5,411
Weighted average remaining lease term	6 years 11 months 8 days		6 years 11 months 8 days
Weighted average discount rate	2.16%		2.16%
Operating lease liabilities	$ 61,900	$ 24,300	$ 61,900	24,300
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities		Other liabilities		Other liabilities
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 31,900	20,600
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost			$ 1,600	$ 1,900